American Century Investments
                                4500 Main Street
                             Kansas City, MO 64111

February 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century Target Maturities Trust
       1933 Act File No. 2-94608
       1940 Act File No. 811-4165

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post-Effective Amendment No. 28, filed on January 30, 1998 to the issuer's Registration Statement on Form N-1A.

     Any concerns regarding this filing should be directed to the undersigned at
(650) 967-9806.


Sincerely,

/s/Lisa S. Brown
Lisa S. Brown
Federal Securities Administrator